Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.50%
Innovator U.S. Equity Power Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator U.S. Equity Power Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Power Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $543.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)